Schedule of Investments (unaudited) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Private Equity Investments

Direct Investments — 22.3%(a)(b)(c)

Aerospace & Defense — 1.6%
Sierra Space Corp., Preferred A Shares (Acquired 12/01/21, Cost: $1,579,640)	157,964		$1,579,640

Capital Markets — 0.8%
FTX Trading, Ltd.
B-1 Shares (Acquired 10/20/21, Cost: $224,692)	6,171		224,692
Common Shares (Acquired 10/20/21, Cost: $583,990)	24,685		583,990
West Realm Shires Services, Inc., Common Shares (Acquired 11/05/21, Cost: $20,147)	132		20,147

			828,829

Commercial Services & Supplies — 2.1%
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	—	(d)	2,126,590

Entertainment — 3.3%
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $3,000,000)	—	(d)	3,283,332

Health Care Equipment & Supplies — 2.0%
Chiaro Technology Ltd., Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,660)	295,449		2,042,097

Health Care Providers & Services — 5.0%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)	—	(d)	900,862
C-Bridge Investment Yaneng Ltd. (Acquired 12/30/21, Cost: $2,214,095)	—	(d)	2,214,095
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $1,906,764)	—	(d)	1,906,764

			5,021,721

Household Durables — 3.1%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)	—	(d)	3,149,817

Internet & Direct Marketing Retail — 2.4%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $1,310,353)	28,701		1,610,126
Preferred A1 Shares (Acquired 04/16/21, Cost: $595,026)	13,033		731,152
Preferred B Shares (Acquired 04/16/21, Cost: $94,643)	2,073		116,295

			2,457,573

IT Services — 2.0%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)	91,427		1,023,593
Preferred A Shares (Acquired 07/23/21, Cost: $816,170)	72,977		817,031
Preferred A1 Shares (Acquired 07/23/21, Cost: $19,896)	1,779		19,917

Security	Shares		Value

IT Services (continued)
OwnBackup Ltd. (continued)
Preferred B1 Shares (Acquired 07/23/21, Cost: $75,424)	6,744		$75,504
Preferred C Shares (Acquired 07/23/21, Cost: $48,192)	4,309		48,242
Preferred C1 Shares (Acquired 07/23/21, Cost: $17,805)	1,592		17,824

			2,002,111

Total Direct Investments — 22.3%.			22,491,710

Secondary Investments — 13.2%(a)(b)(c)

Commercial Services & Supplies — 2.0%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $276,267)	—	(d)	276,267
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)	—	(d)	1,717,529

			1,993,796

Diversified — 3.4%
Inovia Continuity Fund I LP (Acquired 09/17/21, Cost: $1,721,916)	—	(d)	1,721,956
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $1,785,177)	—	(d)	1,750,825

			3,472,781

Energy Equipment & Services — 2.1%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $2,171,114)	—	(d)	2,171,114

Food Products — 5.7%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,680,500)	—	(d)	3,024,109
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $2,553,878)	—	(d)	2,705,473

			5,729,582

Total Secondary Investments — 13.2%.			13,367,273

Total Private Equity Investments — 35.5% (Cost: $33,494,073)			35,858,983

	Par (000)

Asset-Backed Securities
Aimco CLO 12 Ltd., Series 2020-12A, Class B, (3 mo. LIBOR US + 1.55%), 1.67%, 01/17/32(e)(f)	$1,000		999,043
Battalion CLO XIX Ltd., Series 2021-19A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 04/15/34(e)(f)	1,000		989,849
CIFC Funding IV Ltd., Series 2018-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.22%, 10/17/31(e)(f)	500		497,241
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 07/17/31(e)(f)	750		748,543
Dryden Senior Loan Fund, Series 2017-47A, Class CR, (3 mo. LIBOR US + 2.05%), 2.17%, 04/15/28(e)(f)	750		750,060
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, (3 mo. LIBOR US + 1.85%), 1.97%, 04/15/29(e)(f)	750		749,713

1

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (3 mo. LIBOR US + 1.80%), 1.96%, 05/16/31(e)(f)	$700	$698,000
Greywolf CLO V Ltd., Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.00%), 2.12%, 01/27/31(e)(f)	500	500,271
Madison Park Funding X Ltd., Series 2012-10A, Class CR3, (3 mo. LIBOR US + 2.10%), 2.23%, 01/20/29(e)(f)	500	499,997
Milos CLO Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.55%), 1.68%, 10/20/30(e)(f)	1,000	997,784
Palmer Square CLO Ltd.(e)(f)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.57%, 04/18/31	1,000	998,627
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.75%), 1.87%, 04/18/31	750	746,201
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 2.13%, 04/20/33(e)(f)	750	745,315

Total Asset-Backed Securities — 9.8% (Cost: $9,944,855)		9,920,644

Corporate Bonds

Aerospace & Defense — 0.3%
BWX Technologies, Inc., 4.13%, 06/30/28(f)	335	340,025

Beverages — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/26(f)	291	297,547

Building Materials(f) — 0.9%
Builders FirstSource, Inc., 6.75%, 06/01/27	136	143,480
Jeld-Wen, Inc., 6.25%, 05/15/25	410	428,450
Standard Industries, Inc., 4.75%, 01/15/28	324	334,530

		906,460

Chemicals — 0.3%
WESCO Distribution, Inc., 7.13%, 06/15/25(f)	240	254,400

Construction Materials — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(f)	246	251,715

Consumer Finance — 0.3%
Square, Inc., 2.75%, 06/01/26(f)	336	336,400

Containers & Packaging — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	321	342,667
Sealed Air Corp., 5.13%, 12/01/24(f)	153	163,710

		506,377

Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc., 4.63%, 09/15/27(f)	330	336,600
Lumen Technologies, Inc., Series W, 6.75%, 12/01/23	228	246,240

		582,840

Electric Utilities — 0.2%
FirstEnergy Corp., Series B, 4.40%, 07/15/27	158	170,172

Security	Par (000)	Value

Environmental, Maintenance & Security Service(f) — 0.8%
Clean Harbors, Inc., 4.88%, 07/15/27	$245	$252,350
GFL Environmental, Inc., 5.13%, 12/15/26	490	509,600

		761,950

Equity Real Estate Investment Trusts (REITs) — 1.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	272	290,692
4.50%, 09/01/26	282	303,150
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	490	512,662

		1,106,504

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(f)	243	257,580

Food Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(f)	231	249,309

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28(f)	163	169,928

Health Care Providers & Services — 1.0%
Centene Corp., 4.25%, 12/15/27	240	250,200
HCA, Inc., 5.38%, 02/01/25	228	250,572
Molina Healthcare, Inc., 4.38%, 06/15/28(f)	165	169,950
Teleflex, Inc., 4.63%, 11/15/27	236	245,440
Tenet Healthcare Corp., 4.63%, 09/01/24(f)	127	129,857

		1,046,019

Health Care Technology — 0.2%
IQVIA, Inc., 5.00%, 05/15/27(f)	224	231,907

Hotels, Restaurants & Leisure(f) — 1.0%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/25	195	202,313
3.88%, 01/15/28	305	308,892
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25	197	204,998
5.75%, 05/01/28	282	301,294

		1,017,497

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy Operating LLC, 4.75%, 03/15/28(f)	488	513,010

Interactive Media & Services — 0.6%
Netflix, Inc., 5.88%, 02/15/25	217	243,865
Twitter, Inc., 3.88%, 12/15/27(f)	324	337,650

		581,515

Internet Software & Services(f) — 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	121,983
Match Group Holdings II LLC, 4.63%, 06/01/28	333	346,453

		468,436

IT Services(f) — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28	168	170,940
Dun & Bradstreet Corp., 6.88%, 08/15/26	240	249,600
Gartner, Inc., 4.50%, 07/01/28	161	168,146

		588,686

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media(f) — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27	$198	$203,940
5.00%, 02/01/28	291	302,640
Sirius XM Radio, Inc., 5.00%, 08/01/27	241	250,481
Videotron Ltd.
5.38%, 06/15/24	192	205,440
5.13%, 04/15/27	286	294,580

		1,257,081

Metals & Mining — 0.5%
Arconic Corp.(f)
6.00%, 05/15/25	101	105,545
6.13%, 02/15/28	138	146,860
Freeport-McMoRan, Inc., 4.13%, 03/01/28	244	253,150

		505,555

Oil, Gas & Consumable Fuels — 0.4%
EQT Corp., 3.90%, 10/01/27	239	256,332
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27	156	167,232

		423,564

Semiconductors & Semiconductor Equipment(f) — 0.5%
Sensata Technologies BV
5.63%, 11/01/24	187	205,569
5.00%, 10/01/25	277	300,545

		506,114

Software — 1.0%
CDK Global, Inc., 4.88%, 06/01/27	242	250,470
Nuance Communications, Inc., 5.63%, 12/15/26	124	127,926
Open Text Corp., 3.88%, 02/15/28(f)	336	342,468
PTC, Inc.(f)
3.63%, 02/15/25	140	141,925
4.00%, 02/15/28	192	195,360

		1,058,149

Textiles, Apparel & Luxury Goods(f) — 0.4%
Hanesbrands, Inc., 4.88%, 05/15/26	119	127,181
William Carter Co.
5.50%, 05/15/25	102	105,825
5.63%, 03/15/27	142	146,793

		379,799

Utilities — 0.2%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(f)	165	171,187

Wireless Telecommunication Services — 1.1%
Sprint Corp.
7.13%, 06/15/24	121	135,841
7.63%, 03/01/26	306	367,384
T-Mobile USA, Inc., 4.75%, 02/01/28	77	81,042
VICI Properties LP/VICI Note Co., Inc.(f)
3.50%, 02/15/25	211	214,165
4.25%, 12/01/26	289	300,985

		1,099,417

Total Corporate Bonds — 15.9% (Cost: $16,083,432)		16,039,143

Security	Par (000)	Value

Floating Rate Loan Interests(e)

Air Freight & Logistics — 0.3%
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 02/24/25	$300	$298,464

Airlines — 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28	43	44,482
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28	187	185,933
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28	115	115,286

		345,701

Building Materials — 0.4%
GYP Holdings III Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 06/01/25	399	398,489

Building Products — 0.4%
Advanced Drainage Systems, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.38%, 07/31/26	148	148,215
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 07/28/28	235	234,527
Standard Industries, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 09/22/28	61	61,490

		444,232

Capital Markets — 0.6%
Focus Financial Partners LLC
2021 Delayed Draw Term Loan, (PRIME + 1.50%), 4.75%, 06/24/28	75	74,539
2021 Term Loan, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28	324	322,195
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.35%, 04/12/24	178	177,397

		574,131

Chemicals — 1.9%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 06/01/24(g)	245	245,745
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.10%, 01/31/26	491	488,935
Ineos US Finance LLC, 2021 USD Term Loan B, 11/08/28(g)	100	99,417
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26	287	284,483
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 06/09/28	798	796,562

		1,915,142

Commercial Services & Supplies — 1.4%
Aramark Services, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.85%, 03/11/25	174	171,661
2019 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.85%, 01/15/27	286	281,195
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 04/06/28	26	26,141
Clean Harbors Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 10/08/28	275	274,486
Covanta Holding Corp.(g)
2021 Term Loan B, 11/30/28	76	76,377

3

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Covanta Holding Corp.(g) (continued)
2021 Term Loan C, 11/30/28	$6	$5,721
GFL Environmental, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 05/30/25	233	233,488
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.50%, 09/23/26	248	247,758
US Ecology Holdings, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 2.60%, 11/01/26	99	98,990

		1,415,817

Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24	2	1,516

Construction Materials — 0.2%
Centuri Group, Inc, Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 08/27/28	195	194,645

Containers & Packaging — 0.1%
Berry Global, Inc., 2021 Term Loan Z, (2 mo. LIBOR + 1.75%), 1.86%, 07/01/26	89	88,713

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/24/28	138	137,655
FrontDoor, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 06/17/28	31	30,691
ServiceMaster Company, LLC (The), 2019 Term Loan D, (1 mo. LIBOR + 1.75%), 1.88%, 11/05/26	100	99,686

		268,032

Diversified Financial Services — 0.8%
APi Group DE, Inc., 2021 Incremental Term Loan B, 12/18/28(g)	220	219,686
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28	29	28,739
Castlelake Aviation Ltd., Term Loan B, 10/22/26(g)	199	198,463
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28	120	119,363
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 2.14%, 11/05/28	272	271,660

		837,911

Diversified Telecommunication Services — 1.5%
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 03/15/27	404	398,988
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26	462	461,869
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 03/01/27	610	601,613

		1,462,470

Electrical Equipment — 0.3%
Generac Power Systems, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 12/13/26	300	299,802

Environmental, Maintenance & Security Service — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 09/07/27	164	163,295

Security	Par (000)	Value

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.10%, 02/03/24	$400	$400,255
US Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 09/13/26	708	698,893
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 11/17/28.	191	190,892

		1,290,040

Food Products — 1.2%
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.60%, 10/10/26	410	409,077
Hostess Brands LLC, 2019 Term Loan, (2 mo. LIBOR + 2.25%), 2.39%, 08/03/25	492	491,048
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 05/01/26	298	297,123

		1,197,248

Health Care Technology — 0.3%
IQVIA, Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/11/25	282	280,491

Hotels, Restaurants & Leisure — 3.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.85%, 11/19/26	828	815,592
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 1.88%, 10/19/24	504	498,471
Boyd Gaming Corp., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.35%, 09/15/23	99	98,627
Churchill Downs, Inc.
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 12/27/24	487	484,862
2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.11%, 03/17/28	158	156,624
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 1.85%, 06/22/26	303	300,252
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.47%, 07/21/26	550	548,079
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/02/28	183	182,923

		3,085,430

Household Durables — 0.2%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.85%, 02/04/27	245	243,822

Household Products — 0.5%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28	501	497,600

Interactive Media & Services — 0.9%
Adevinta ASA, USD Term Loan B, 06/26/28(g)	596	595,508
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 1.75%), 1.85%, 02/15/24	337	335,632

		931,140

IT Services — 0.8%
Fleetcor Technologies Operating Company LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.85%, 04/28/28	187	185,110

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Maximus, Inc., Term Loan B, (6 mo. LIBOR + 2.00%), 2.50%, 05/28/28	$76	$75,368
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.85%, 11/16/26	263	260,261
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.35%, 03/31/28	297	295,666
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.10%, 02/02/26	21	21,026

		837,431

Life Sciences Tools & Services — 2.0%
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27	933	931,761
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.25%), 2.75%, 07/03/28	848	847,847
US Term Loan, (3 mo. LIBOR + 2.25%), 2.75%, 07/03/28	211	211,242

		1,990,850

Machinery — 0.7%
Allison Transmission, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 03/29/26	50	49,493
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.47%, 05/18/24	497	496,124
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28	12	11,692
Rexnord LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28	33	32,990
Terex Corp., (1 mo. LIBOR + 2.00%, 0.75% Floor), 2.75%, 01/31/24	78	78,122

		668,421

Media — 3.6%
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.10%, 05/03/28	501	500,069
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.86%, 04/30/25	491	489,752
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 01/03/25	199	197,871
CSC Holdings LLC, 2019 Term Loan B5, (3 mo. LIBOR + 2.50%), 2.61%, 04/15/27	549	541,890
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28	179	178,460
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.85%, 08/15/26	300	299,456
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (3 mo. LIBOR + 2.50%), 2.60%, 09/18/26	246	245,294
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.11%, 01/31/29	16	15,937
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (3 mo. LIBOR + 3.25%), 3.36%, 01/31/29	801	800,127
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.23%, 01/20/28	412	410,146

		3,679,002

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 2021 Term Loan B2, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/26/26(a)	150	149,625

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 0.2%
Murphy USA, Inc., Term Loan B, (3 mo. LIBOR + 1.75%), 2.25%, 01/31/28	$249	$248,645

Personal Products — 0.2%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%), 2.50%, 07/03/28(a)	198	198,742

Pharmaceuticals — 2.5%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28	846	846,450
Elanco Animal Health, Inc., Term Loan B, (3 mo. LIBOR + 1.75%), 1.85%, 08/01/27	742	731,500
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 11/15/27	704	693,033
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/27/28	34	33,926
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.10%, 06/02/25	233	231,682

		2,536,591

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 08/21/25	200	198,429

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.22%, 12/30/26	411	408,114

Semiconductors & Semiconductor Equipment — 1.0%
Cabot Microelectronics Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.10%, 11/17/25	247	246,840
MKS Instruments, Inc., 2021 USD Term Loan, 10/21/28(g)	358	357,016
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 09/19/26	300	299,473
Synaptics Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28	71	70,645

		973,974

Software — 1.0%
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.85%, 09/30/24	277	277,144
Restoration Hardware, Inc., Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 10/20/28	187	186,968
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.85%, 04/16/25	374	369,922
Tempo Acquisition LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/31/28	150	149,999

		984,033

Specialty Retail — 0.5%
Belron Finance US LLC, 2019 USD Term Loan B, (3 mo. LIBOR + 2.25%), 2.44%, 10/30/26	502	497,699

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 05/19/28	300	297,884

5

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services — 0.3%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 04/11/25	$347	$343,276

Total Floating Rate Loan Interests — 30.0% (Cost: $30,329,843)		30,246,847

Total Long-Term Investments — 91.2% (Cost: $89,852,203)		92,065,617

	Shares

Short-Term Securities

Money Market Funds — 16.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(h)(i)	16,092,529	16,092,529

Total Short-Term Securities — 16.0% (Cost: $16,092,529)		16,092,529

Total Investments — 107.2% (Cost: $105,944,732)		108,158,146

Liabilities in Excess of Other Assets — (7.2)%		(7,239,405)

Net Assets — 100.0%		$100,918,741

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $35,858,983, representing 35.5% of its net assets as of period end, and an original cost of $33,494,073.

(d)	Investment does not issue shares.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$23,164,229	$—	$ (7,071,700	)(a)	$—	$—	$16,092,529	16,092,529	$974	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$22,491,710	$22,491,710
Secondary Investments	—	—	13,367,273	13,367,273
Asset-Backed Securities	—	9,920,644	—	9,920,644
Corporate Bonds	—	16,039,143	—	16,039,143
Floating Rate Loan Interests	—	29,898,480	348,367	30,246,847
Short-Term Securities
Money Market Funds	16,092,529	—	—	16,092,529

	$16,092,529	$55,858,267	$36,207,350	$108,158,146

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investments	Floating Rate Loan Interests	Secondary Investments	Total

Assets

Opening balance, as of March 31, 2021	$3,000,000	$997,918	$—	$3,997,918
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(658,231)	—	(658,231)
Accrued discounts/premiums	—	(46)	—	(46)
Net realized gain (loss)	—	325	—	325
Net change in unrealized appreciation (depreciation)	1,904,017	2,204	460,892	2,367,113
Purchases	17,595,877	365,572	12,906,381	30,867,830
Sales	(8,184)	(359,375)	—	(367,559)

Closing balance, as of December 31, 2021	$22,491,710	$348,367	$13,367,273	$36,207,350

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021	$1,904,016	$1,189	$460,892	$2,366,097

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $348,367. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Direct Investments	$22,491,710	Market	EBITDA Multiple	6.50x - 21.25x		13.32x
			EBIT Multiple	11.50x		—
			Revenue Multiple	2.90x - 53.75x		20.12x

Secondary Investments	13,367,273	Market	Market Adjustment Factor	1% - 1%		1%

	$35,858,983

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

7

Schedule of Investments (unaudited) (continued) December 31, 2021	BlackRock Private Investments Fund

The fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction process, for which inputs are unobservable, is $10,538,299 as of December 31, 2021.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	8